Cover Page Document	Aug. 31, 2020
Cover [Abstract]
Title of 12(b) Security	Common stock, par value $.001
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	Allegiant Travel Company
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33166
Entity Tax Identification Number	20-4745737
Entity Address, Address Line One	1201 North Town Center Drive
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	851-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001362468
Amendment Flag	false
Trading Symbol	ALGT
Security Exchange Name	NASDAQ